Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Capital management
Capital structure

	December 31,
	2020	2019 (1) (2)
	(€ in thousands)
Equity	19,641	33,518
Share of total equity and liabilities	36.9%	53.6%
Current financial liabilities	19,770	11,290
Non-current financial liabilities	7,314	9,866
Total financial liabilities	27,084	21,156
Share of total equity and liabilities	50.9%	33.8%
Total equity and liabilities	53,227	62,565

(1) Comparative figures for the year ended December 31, 2019, were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019, were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.